Shareholders' equity - Narrative (Details) € / shares in Units, € in Millions			1 Months Ended												2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		38 Months Ended
	Jan. 29, 2025 € / shares	Apr. 24, 2024	Dec. 31, 2024 shares	Nov. 30, 2024 € / shares shares	Oct. 31, 2024 shares	Sep. 30, 2024 shares	Aug. 31, 2024 € / shares shares	Jul. 31, 2024 shares	Jun. 30, 2024 shares	May 31, 2024 shares	Apr. 30, 2024 shares	Mar. 31, 2024 shares	Feb. 29, 2024 shares	Jan. 31, 2024 shares	Feb. 29, 2024 shares	Mar. 31, 2024 shares	Apr. 30, 2024 shares	May 31, 2024 shares	Jun. 30, 2024 shares	Jul. 31, 2024 shares	Aug. 31, 2024 shares	Sep. 30, 2024 shares	Oct. 31, 2024 shares	Nov. 30, 2024 shares	Dec. 31, 2024 EUR (€) director registeredHolder shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€)	Feb. 28, 2025 € / shares	Dec. 31, 2022 shares
Class of Stock [Line Items]
Common stock, shares, outstanding (in shares)			393,283,720																						393,283,720	393,421,721			394,589,411
Number of fractional shares (in shares)			900																						900
Maximum share and/or rights issuance, percentage over issued share capital (in percentage)		0.05
Additional share issuance, percentage over issued share capital (in percentage)		0.05
Maximum restriction of preemptive rights, percentage over issued share capital (in percentage)		0.05
Maximum percentage of issued share capital authorised, repurchase agreement (in percentage)		10.00%
Maximum ordinary share purchase price, market price (in percentage)		1.10
Cumulative preference shares, portion of subscription price payable at initial issuance			25.00%																						25.00%
Cumulative preference shares, portion of subscription price payable upon call up			75.00%																						75.00%
Dilution of ordinary share voting power through exercise of preference share option			50.00%																						50.00%
Period in which company to repurchase or cancel cumulative preference shares																									20 months
Number of independent members | director																									4
Dividends declared (in EUR per share) | € / shares																										€ 6.10
Dividend payable, increase (in percentage)																									4.90%
Dividends paid (in EUR per share) | € / shares				€ 1.52			€ 1.52
Total number of shares purchased (in shares)			0	0	0	0	0	0	0	0	106,109	196,519	217,359	54,938	272,297	468,816	574,925	574,925	574,925	574,925	574,925	574,925	574,925	574,925	574,925	1,620,128
Treasury stock, repurchased | €																									€ 500.0	€ 1,000.0
Cancelled shares (in shares)																									5,754,117	3,553,815
Subsequent Event
Class of Stock [Line Items]
Dividends declared (in EUR per share) | € / shares	€ 6.40
Dividends payable (in EUR per share) | € / shares	€ 1.84																											€ 1.52
Forecast [Member] | Share Buyback Program 2022-2025
Class of Stock [Line Items]
Expected total value of purchased shares | €																											€ 12,000.0
Expected shares to be purchased for award (in shares) | €																											€ 2.0
Cumulative Preferred Stock
Class of Stock [Line Items]
Shares, issued (in shares)			0																						0
United States
Class of Stock [Line Items]
Common stock, shares, outstanding (in shares)			90,315,092																						90,315,092
Number of registered holders | registeredHolder																									292